Revenues - Additional Information (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of performance obligations [line items]
Non-refundable fee for intellectual property	$ 2,400,000	$ 3,300,000
Percentage of royalty on sales		10.00%
Transaction price allocated to unsatisfied contracts from sale of intellectual property		$ 43,458,148	$ 29,999,009
Expected period for revenue to be recognized		3 years
Less than one year
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts		$ 50,000
Additional variable consideration to be received		200,000
2022
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts		100,000
Additional variable consideration to be received		250,000
2023
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts		150,000
2024
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts		$ 200,000